UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 91.9%
	COMMON STOCKS – 83.2%
	AEROSPACE & DEFENSE – 1.3%
109,084	MTU Aero Engines Holding	$4,620,065
	AUTO COMPONENTS – 1.8%
54,448	ElringKlinger	6,099,182
9,245	Leoni	443,812
		6,542,994
	CAPITAL MARKETS – 0.9%
44,448	MPC Muenchmeyer Petersen Capital	3,142,926
	CHEMICALS – 11.8%
76,166	K + S	25,000,265
177,760	Lanxess	7,157,208
50,000	Symrise*	1,295,139
46,364	Wacker Chemie†	9,526,906
		42,979,518
	COMMERCIAL BANKS – 0.9%
96,965	Aareal Bank†	3,173,355
	COMPUTERS & PERIPHERALS – 1.6%
72,727	Wincor Nixdorf	5,838,037
	CONSTRUCTION & ENGINEERING – 6.2%
74,341	Bauer	4,902,376
143,181	Bilfinger Berger	12,368,669
56,567	Hochtief	5,194,627
		22,465,672
	ELECTRICAL EQUIPMENT – 13.3%
145,447	Q-Cells*†	14,475,793
270,686	SGL Carbon*	17,143,086
206,957	Solarworld	9,885,955
304,800	Tognum*	6,703,173
		48,208,007
	HEALTHCARE PROVIDERS & SERVICES – 2.8%
89,693	Celesio	4,453,463
187,460	Rhoen Klinikum	5,571,038
		10,024,501

Shares	Description	Value(a)
	HOUSEHOLD DURABLES – 0.5%
118,886	Loewe*	$1,989,614
	INDUSTRIAL CONGLOMERATES – 2.4%
122,583	Rheinmetall	8,675,629
	INSURANCE – 2.8%
33,938	AMB Generali Holding	5,807,575
80,805	Hannover Ruckversicherungs	4,224,531
		10,032,106
	INTERNET SOFTWARE & SERVICES – 3.0%
500,966	United Internet†	10,811,036
	LIFE SCIENCES TOOLS & SERVICES – 0.4%
28,287	Gerresheimer*	1,427,355
	MACHINERY – 8.5%
408,046	GEA Group*	13,761,062
92,116	Krones	7,540,303
298,963	Max Automation	1,973,862
52,714	Pfeiffer Vacuum Technology	4,866,674
20,000	Vossloh	2,829,674
		30,971,575
	METALS & MINING – 2.6%
54,645	Salzgitter	9,533,576
	PERSONAL PRODUCTS – 1.9%
80,391	Beiersdorf†	6,782,915
	PHARMACEUTICALS – 3.1%
157,563	Stada Arzneimittel	11,478,092
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.1%
96,965	Deutsche Euroshop	4,080,686
339,364	IVG Immobilien	9,521,222
323,204	RCM Beteiligungs*	1,274,205
		14,876,113
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%
260,766	Kontron	4,207,153
300,255	Suess MicroTec*	1,987,146
		6,194,299
	SOFTWARE – 3.3%
157,563	Software	12,124,218

THE NEW GERMANY FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (unaudited) (continued)

Shares	Description	Value(a)
	SPECIALTY RETAIL – 2.8%
64,645	Douglas Holdings†	$3,528,088
248,465	Praktiker Bau- und Heimwerkermaerkte	6,660,171
		10,188,259
	TEXTILE, APPAREL & LUXURY GOODS – 2.0%
112,318	Hugo Boss Ag-Ord	5,655,092
4,647	Puma†	1,794,812
		7,449,904
	THRIFTS & MORTGAGE FINANCE – 0.6%
29,095	Interhyp†	2,230,521
	TRADING COMPANIES & DISTRIBUTORS – 1.8%
124,825	Kloeckner & Co.	6,405,364
	TRANSPORTATION INFRASTRUCTURE – 0.4%
20,694	Hamburger Hafen und Logistik*	1,580,902
	WIRELESS TELECOMMUNICATIONS SERVICES – 0.7%
165,646	Freenet†	2,627,918
	Total Common Stocks (cost $178,902,584)	302,374,471
	PREFERRED STOCKS – 8.7%
	HEALTHCARE EQUIPMENT & SUPPLIES – 7.1%
263,465	Fresenius	22,004,353
93,566	Sartorius	3,749,500
		25,753,853
	MEDIA – 1.6%
269,391	ProSieben Sat.1 Media	5,843,417
	Total Preferred Stock (cost $12,343,819)	31,597,270
	Total Investments in German Securities (cost $191,246,403)	333,971,741
INVESTMENTS IN DUTCH COMMON STOCKS – 5.4%
	AEROSPACE & DEFENSE – 3.7%
569,645	EADS†	13,537,803

Shares	Description	Value(a)
	LIFE SCIENCES TOOLS & SERVICES – 1.7%
290,887	Qiagen*†	$6,033,354
	Total Investments in Dutch Common Stocks (cost $13,494,796)	19,571,157
INVESTMENTS IN FRENCH COMMON STOCKS – 0.2%
	IT SERVICES – 0.2%
32,325	Business & Decision* (cost $826,247)	870,063
	Total Investments in Common and Preferred Stocks – 97.5% (cost $205,567,446)	354,412,961
SECURITIES LENDING COLLATERAL – 13.3%
48,351,433	Daily Assets Institutional Fund, 3.22%(b)(c) (cost $48,351,433)	48,351,433
CASH EQUIVALENTS – 0.3%
1,004,411	Cash Management QP Trust, 2.84%(c) (cost $1,004,411)	1,004,411
	Total Investments – 111.1% (cost $254,923,290)	403,768,805
	Other Assets and Liabilities, Net – (11.1%)	(40,362,245)
	NET ASSETS—100.0%	$363,406,560

*  Non-income producing securities.

†  All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $45,962,203 which is 12.6% of the net assets.

(a)  Values stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

THE NEW GERMANY FUND MARCH 31, 2008 (unaudited)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 – Quoted Prices	$403,768,805
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$403,768,805

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund's assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation tec hniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 14, 2008